LONG-TERM DEBT - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Amortization of debt issue costs	$ 2,000,000	$ 2,000,000
5.375% senior secured notes due December 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.375%
6.25% senior secured notes due April 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%
Revolving Bank Line
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 245,000,000
Bank overdrafts	0	0
Letters of credit	8,000,000	19,000,000
Unutilized borrowing facilities	237,000,000	$ 226,000,000
Minimum tangible net worth	$ 500,000,000
Maximum net debt to total capitalization	65.00%
Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.90%	5.90%